UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9160

                     AllianceBernstein High Yield Fund, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
High Yield Fixed Income
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein High Yield Fund


Semi-Annual Report--March 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 15, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein High Yield Fund (the "Fund") for the semi-annual reporting period ended March 31, 2004.

Investment Objective and Policies

This open-end fund seeks to provide investors with a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund invests primarily in a diversified mix of high yield (below investment-grade) fixed income securities, commonly known as "junk bonds".

Investment Results

The following table provides performance for the Fund as well as its benchmark, the Credit Suisse First Boston High Yield (CSFBHY) Index, for the six- and 12-month periods ended March 31, 2004.

------------------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended March 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
High Yield Fund
   Class A                      6.91%             18.36%
------------------------------------------------------------
   Class B                      6.40%             17.43%
------------------------------------------------------------
   Class C                      6.40%             17.42%
------------------------------------------------------------
Credit Suisse First Boston
High Yield Index                8.65%             22.86%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) for each class of shares as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Credit Suisse First Boston High Yield Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse, designed to enable the index to reflect the high yield market. Investors cannot invest directly in an index, and its results are not indicative of any particular investment, including AllianceBernstein High Yield Fund.

Additional investment results appear on pages 4-6.
------------------------------------------------------------------------------

For the six-month period ended March 31, 2004, the Fund had strong absolute returns; however, it underperformed its benchmark, the CSFBHY Index, for the period. Detracting from performance were the Fund's wireless and cable securities as well as its under-


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 1
weight position in utilities. The Fund's performance was also hindered because we did not hold Revlon bonds, which appreciated significantly after the company announced a balance sheet restructuring. In addition, the Fund's underweight position in the higher risk CCC rated sector, which outperformed, also detracted from relative performance. Contributing positively to performance was the Fund's overweight position in finance as well as the Fund's security selection in metals, gaming/leisure, airlines and the health care industries. The Fund was also helped by avoiding negative credit issues during the period.

Market Review and Investment Strategy

During the semi-annual reporting period, high yield securities posted strong returns, albeit moderated from the unsustainable pace of the previous six-month period. High yield corporate securities continued to benefit from a stronger economy and improving credit fundamentals. The decline in the ratio of downgrades to upgrades in the past year reflected the improvement in credit fundamentals. Additionally, yield-seeking investors in a low-rate environment helped to drive high-yield prices higher, despite strong issuance. For the six-month period ended March 31, 2004, the CSFBHY Index posted a 8.65% return, as spreads compressed 104 basis points to 495 basis points over comparable duration Treasuries. Furthermore, the lower quality sectors of the high yield market outperformed the higher quality tiers, although that trend began to reverse late in the period. Nominal returns in high yield were stronger in the third quarter of 2003 than the first quarter of 2004 however, as escalating geopolitical tensions and concerns about the sustainability of the U.S. economic recovery due to a weak job market began to surface. By industry, finance, metals/minerals, cable, utilities and automotive outperformed. Underperforming sectors included the airline industry, telecommunications, wireless communications, broadcasting and the food & drug sector.

As spread dispersion among industries narrowed during the period, our strategy turned more toward specific issuer selection and diversifying the Fund's holdings across industry sectors. One of the Fund's largest industry overweight positions, continued to be wireless communications. Within the wireless sector, we were focused on rural providers with the following characteristics: those that have less competition, those that are less affected by the implementation of number portability and those that have improved balance sheets as a result of recent capital-market transactions. We continued to underweight the utilities industry due to anticipated low demand growth, forecasted high gas prices and continued capacity additions. Although some individual utility issuers represented a substantial weighting in the Index, we enacted a conservative approach, investing only in issues that we believed to have good asset protection and sufficient financial liquidity.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN HIGH YIELD FUND
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                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
March 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
4/22/97
Class B Shares
4/22/97
Class C Shares
4/22/97


PORTFOLIO STATISTICS
Net Assets ($mil): $590


INDUSTRY/SECTOR BREAKDOWN

      8.3%   Mobile Communications
      7.1%   Paper/Packaging
      6.5%   Cable
      6.4%   Health Care
      6.3%   Industrial
      6.3%   Public Utilities - Electric & Gas
      4.5%   Consumer Manufacturing
      4.4%   Service
      4.0%   Fixed Communications                        [PIE CHART OMITTED]
      4.0%   Building/Real Estate
      3.9%   Publishing
      3.9%   Automotive
      3.8%   Financial
      3.6%   Energy
      3.6%   Entertainment/Leisure
     23.2%   Other

      0.2%   Short-Term


All data as of March 31, 2004. The Fund's industry/sector breakdown is expressed as a percentage of total investments and may vary over time. "Other" represents less than 3.5% weightings in Aerospace/Defense, Air Transportation, Broadcasting/Media, Chemicals, Conglomerate/Miscellaneous, Food & Beverage, Gaming, Hotels/Lodging, Metals/Mining, Restaurants, Supermarkets & Drugs and Technology.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 3

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                               NAV Returns            SEC Returns
               1 Year             18.36%                 13.33%
              5 Years              0.75%                 -0.11%
      Since Inception*             3.62%                  2.98%
            SEC Yield**            6.69%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as option, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 4/22/97.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                               NAV Returns            SEC Returns
               1 Year             17.43%                 13.43%
              5 Years              0.05%                  0.05%
      Since Inception*             2.99%                  2.99%
            SEC Yield**            6.26%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as option, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 4/22/97.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

-------------------------------------------------------------------------------
                               NAV Returns            SEC Returns
               1 Year             17.42%                 16.42%
              5 Years              0.05%                  0.05%
      Since Inception*             2.91%                  2.91%
            SEC Yield**            6.26%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as option, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 4/22/97.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-96.5%
Aerospace/Defense-1.8%
DRS Technologies, Inc.
  6.875%, 11/01/13                                    $ 2,030     $   2,121,350
Dunlop Stand Aero Holdings
  11.875%, 5/15/09                                      2,145         2,295,150
K & F Industries, Inc.
  Series B
  9.625%, 12/15/10                                      1,685         1,895,625
Sequa Corp.
  9.00%, 8/01/09                                        1,310         1,480,300
Transdigm, Inc.
  8.375%, 7/15/11                                       2,860         3,045,900
                                                                  -------------
                                                                     10,838,325
                                                                  -------------
Air Transportation-1.2%
ATA Airlines, Inc.
  6.99%, 4/15/16(a)(b)                                  3,094         2,629,570
ATA Holdings Corp.
  13.00%, 2/01/09(a)                                    1,270         1,200,150
Continental Airlines, Inc.
  Series A
  7.875%, 7/02/18                                       2,980         2,969,763
                                                                  -------------
                                                                      6,799,483
                                                                  -------------
Automotive-3.9%
Dana Corp.
  10.125%, 3/15/10                                      3,180         3,688,799
Dura Operating Corp.
  Series D
  9.00%, 5/01/09                                        3,315         3,373,013
HLI Operating Co., Inc.
  10.50%, 6/15/10                                       2,077         2,372,973
Keystone Automotive Operations
  9.75%, 11/01/13(a)                                    2,468         2,714,800
Sonic Automotive, Inc.
  Series B
  8.625%, 8/15/13                                       2,300         2,507,000
Tenneco Automotive, Inc.
  Series B
  10.25%, 7/15/13                                       2,770         3,199,350
TRW Automotive, Inc.
  9.375%, 2/15/13                                       1,445         1,668,975
  11.00%, 2/15/13                                       1,045         1,254,000
United Auto Group, Inc.
  9.625%, 3/15/12                                       1,755         1,965,600
                                                                  -------------
                                                                     22,744,510
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Broadcasting/Media-2.4%
Albritton Communications
  7.75%, 12/15/12                                     $ 2,530     $   2,637,524
Corus Entertainment, Inc.
  8.75%, 3/01/12                                        1,690         1,880,125
Emmis Communications
  12.50%, 3/15/11(c)                                    2,295         2,208,938
Paxson Communications
  12.25%, 1/15/09(c)                                    1,910         1,633,050
Primedia, Inc.
  8.00%, 5/15/13(a)                                       840           844,200
  8.875%, 5/15/11                                       2,085         2,147,550
Sinclair Broadcast Group
  8.00%, 3/15/12                                        1,965         2,139,394
  8.75%, 12/15/11                                         485           539,563
                                                                  -------------
                                                                     14,030,344
                                                                  -------------
Building/Real Estate-4.0%
Associated Materials, Inc.
  11.25%, 3/01/14(a)(c)                                 4,960         3,038,000
D.R. Horton, Inc.
  6.875%, 5/01/13                                       2,200         2,453,000
LNR Property Corp.
  7.25%, 10/15/13(a)                                    3,095         3,280,700
  7.625%, 7/15/13                                       1,490         1,586,850
Meritage Corp.
  9.75%, 6/01/11                                        2,900         3,306,000
Nortek Holdings, Inc.
  10.00%, 5/15/11(a)(c)                                 4,300         3,289,500
Schuler Homes
  10.50%, 7/15/11                                       2,115         2,506,275
William Lyon Homes, Inc.
  10.75%, 4/01/13                                       3,295         3,912,813
                                                                  -------------
                                                                     23,373,138
                                                                  -------------
Cable-4.9%
Cablevision Systems Corp.
  8.00%, 4/15/12(a)                                     5,925         5,939,813
Charter Communications Holdings
  11.75%, 5/15/11(c)                                   16,485        10,550,399
CSC Holdings, Inc.
  6.75%, 4/15/12(a)                                     1,480         1,502,200
DirecTV Holdings
  8.375%, 3/15/13                                       2,000         2,290,000
Innova S De. R.L.
  9.375%, 9/19/13                                       4,060         4,425,400
  12.875%, 4/01/07                                      1,423         1,430,370
Insight Midwest LP/Insight Capital, Inc.
  9.75%, 10/01/09                                       2,750         2,880,625
                                                                  -------------
                                                                     29,018,807
                                                                  -------------

_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Chemicals-3.3%
Equistar Chemical Funding
  10.125%, 9/01/08                                    $ 3,175     $   3,429,000
  10.625%, 5/01/11                                      1,495         1,618,338
Huntsman Advanced Materials
  11.00%, 7/15/10(a)                                    2,020         2,292,700
Huntsman ICI Chemicals
  10.125%, 7/01/09                                      1,660         1,697,350
Huntsman International Holdings
  0.00%, 12/31/09                                       2,500         1,162,500
Quality Distribution
  9.00%, 11/15/10(a)                                    2,660         2,686,600
Resolution Performance
  13.50%, 11/15/10                                      3,840         3,225,600
Westlake Chemical Corp.
  8.75%, 7/15/11                                        3,080         3,418,800
                                                                  -------------
                                                                     19,530,888
                                                                  -------------
Consumer Manufacturing-4.4%
Broder Brothers Co.
  11.25%, 10/15/10(a)                                   3,025         3,040,125
Collins & Aikman Floorcoverings
  Series B
  9.75%, 2/15/10                                        1,555         1,671,625
Hines Nurseries, Inc.
  10.25%, 10/01/11                                      1,610         1,795,150
Petro Stopping Center
  9.00%, 2/15/12(a)                                     2,475         2,561,625
Playtex Products, Inc.
  8.00%, 3/01/11(a)                                     2,115         2,210,175
Salton, Inc.
  12.25%, 4/15/08                                       3,410         3,358,849
Sealy Mattress Co.
  8.25%, 6/15/14(a)                                     1,465         1,472,325
  Series B
  9.875%, 12/15/07                                      2,780         2,892,368
Simmons Co.
  7.875%, 1/15/14(a)                                    2,415         2,433,113
Solo Cup Co.
  8.50%, 2/15/14(a)                                     2,610         2,717,663
St. John Knits International, Inc.
  12.50%, 7/01/09                                       1,675         1,817,375
                                                                  -------------
                                                                     25,970,393
                                                                  -------------
Energy-3.6%
Chesapeake Energy Corp.
  7.75%, 1/15/15                                        2,870         3,192,875
  9.00%, 8/15/12                                        1,195         1,387,694
Citgo Petroleum Corp.
  11.375%, 2/01/11                                        145           170,013
Frontier Oil Corp.
  11.75%, 11/15/09                                      1,230         1,371,450


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Grant Prideco
  9.00%, 12/15/09                                     $ 1,835     $   2,078,138
HilCorp Energy
  10.50%, 9/01/10(a)                                    5,020         5,597,299
North American Energy Partner
  8.75%, 12/01/11(a)                                    1,815         1,824,075
Premcor Refining Group
  9.50%, 2/01/13                                        1,715         2,006,550
Universal Compression, Inc.
  7.25%, 5/15/10                                        1,110         1,196,025
Westport Resources Corp.
  8.25%, 11/01/11                                       2,170         2,424,975
                                                                  -------------
                                                                     21,249,094
                                                                  -------------
Entertainment/Leisure-3.6%
Cinemark, Inc.
  9.75%, 3/15/14(a)(c)                                  1,330           829,588
Gaylord Entertainment Co.
  8.00%, 11/15/13(a)                                    2,120         2,271,050
Royal Caribbean Cruises
  8.00%, 5/15/10                                          890         1,010,150
  8.75%, 2/02/11                                        3,570         4,194,749
Six Flags, Inc.
  9.50%, 2/01/09                                        4,145         4,393,699
  9.625%, 6/01/14(a)                                    2,765         2,951,638
  9.75%, 4/15/13                                        1,865         1,990,888
Universal City Development
  11.75%, 4/01/10                                       2,950         3,447,813
                                                                  -------------
                                                                     21,089,575
                                                                  -------------
Financial-2.7%
Crum & Forster Holdings Corp.
  10.375%, 6/15/13(a)                                   1,475         1,674,125
Fairfax Financial Holdings
  7.375%, 4/15/18                                         905           864,275
  7.75%, 7/15/37                                          360           325,800
  8.25%, 10/01/15                                         520           538,200
Markel Capital Trust I
  Series B
  8.71%, 1/01/46(d)                                     3,310         3,508,600
PXRE Capital Trust I
  8.85%, 2/01/27                                        2,715         2,742,150
Royal & Sun Alliance Insurance
  8.95%, 10/15/29                                       3,320         3,527,015
Western Financial Bank
  9.625%, 5/15/12                                       2,515         2,879,675
                                                                  -------------
                                                                     16,059,840
                                                                  -------------
Fixed Communications-4.0%
Eircom Funding
  8.25%, 8/15/13                                        1,640         1,836,800
Fairpoint Communications
  11.875%, 3/01/10                                      1,065         1,283,325
  12.50%, 5/01/10                                         910         1,023,750


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Qwest Communications International
  7.50%, 2/15/14(a)                                   $ 1,295     $   1,227,013
Qwest Services Corp.
  13.50%, 12/15/10(a)                                   6,973         8,140,977
Time Warner Telecom Holdings
  9.25%, 2/15/14(a)                                     6,835         6,937,525
Worldcom, Inc.
  7.50%, 5/15/11(e)                                    10,180         3,283,050
                                                                  -------------
                                                                     23,732,440
                                                                  -------------
Food & Beverage-2.6%
Del Monte Corp.
  8.625%, 12/15/12                                        995         1,124,350
  Series B
  9.25%, 5/15/11                                        1,525         1,723,250
Dimon, Inc.
  7.75%, 6/01/13                                          945           945,000
  Series B
  9.625%, 10/15/11                                      1,060         1,150,100
Dole Foods Co.
  8.875%, 3/15/11                                       2,280         2,496,600
Merisant Co.
  9.50%, 7/15/13(a)                                     2,110         2,088,900
North Atlantic Holding
  12.25%, 3/01/14(a)(c)                                 1,430           843,700
North Atlantic Trading
  9.25%, 3/01/12(a)                                     2,075         2,085,375
Swift & Co.
  10.125%, 10/01/09                                     2,410         2,614,850
                                                                  -------------
                                                                     15,072,125
                                                                  -------------
Gaming-2.7%
Ameristar Casinos, Inc.
  10.75%, 2/15/09                                       1,395         1,619,944
Argosy Gaming Co.
  9.00%, 9/01/11                                        1,440         1,627,200
Horseshoe Gaming Holding Corp.
  Series B
  8.625%, 5/15/09                                       1,185         1,247,213
MGM Mirage
  8.375%, 2/01/11                                       1,550         1,798,000
Mohegan Tribal Gaming
  8.375%, 7/01/11                                       1,500         1,665,000
Riviera Holdings Corp.
  11.00%, 6/15/10                                       2,815         2,973,343
Turning Stone Casino Entertainment
  9.125%, 12/15/10(a)                                   2,080         2,262,000
Venetian Casino/LV Sands, Inc.
  11.00%, 6/15/10                                       2,185         2,523,675
                                                                  -------------
                                                                     15,716,375
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Healthcare-6.4%
Alliance Imaging, Inc.
  10.375%, 4/15/11                                    $ 4,045     $   4,055,112
Concentra Operating Corp.
  9.50%, 8/15/10                                        1,195         1,332,425
  13.00%, 8/15/09                                       3,120         3,447,600
Extendicare Health Services, Inc.
  9.50%, 7/01/10                                        2,165         2,430,213
Genesis Healthcare Corp.
  8.00%, 10/15/13(a)                                    2,055         2,198,850
Hanger Orthopedic Group
  10.375%, 2/15/09                                      2,505         2,830,650
Iasis Healthcare Corp.
  13.00%, 10/15/09                                      2,300         2,564,500
Pacificare Health Systems
  10.75%, 6/01/09                                       2,746         3,240,280
Select Medical Corp.
  7.50%, 8/01/13                                        2,625         2,841,563
Tenet Healthcare Corp.
  7.375%, 2/01/13                                       2,035         1,846,763
Triad Hospitals, Inc.
  7.00%, 11/15/13(a)                                    3,610         3,718,299
Universal Hospital Service
  10.125%, 11/01/11(a)                                  2,920         3,168,200
Vanguard Health Systems
  9.75%, 8/01/11                                        3,890         4,210,924
                                                                  -------------
                                                                     37,885,379
                                                                  -------------
Hotels/Lodging-3.5%
Corrections Corp. of America
  7.50%, 5/01/11                                          375           397,031
  9.875%, 5/01/09                                       1,925         2,175,250
Extended Stay America
  9.875%, 6/15/11                                       2,775         3,274,500
Host Marriott LP
  Series G
  9.25%, 10/01/07                                       3,365         3,785,625
Intrawest Corp.
  10.50%, 2/01/10                                       2,440         2,687,050
La Quinta Properties
  8.875%, 3/15/11                                       2,740         3,109,900
Starwood Hotels Resorts
  7.875%, 5/01/12                                       2,695         3,058,825
Vail Resorts, Inc.
  6.75%, 2/15/14(a)                                     2,395         2,412,963
                                                                  -------------
                                                                     20,901,144
                                                                  -------------
Industrial-6.3%
Amsted Industries, Inc.
  10.25%, 10/15/11(a)                                   2,710         3,075,850
Amtrol, Inc.
  10.625%, 12/31/06                                     3,445         2,721,550


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Case New Holland, Inc.
  9.25%, 8/01/11(a)                                   $ 3,730     $   4,233,550
Dayton Superior Corp.
  10.75%, 9/15/08(a)                                    1,545         1,599,075
Fastentech, Inc.
  11.50%, 5/01/11(a)                                    2,650         2,981,250
Fimep S.A.
  10.50%, 2/15/13                                       1,775         2,121,125
Flowserve Corp.
  12.25%, 8/15/10                                       2,359         2,730,543
Motors and Gears, Inc.
  Series D
  10.75%, 11/15/06                                      1,450         1,254,250
NMHG Holdings Co.
  10.00%, 5/15/09                                       1,690         1,867,450
Sensus Metering Systems
  8.625%, 12/15/13(a)                                   3,825         3,805,875
Terex Corp.
  Series B
  10.375%, 4/01/11                                      2,945         3,372,025
Trimas Corp.
  9.875%, 6/15/12                                       3,645         3,991,275
Trinity Industries
  6.50%, 3/15/14(a)                                     3,495         3,495,000
                                                                  -------------
                                                                     37,248,818
                                                                  -------------
Metals/Mining-1.5%
AK Steel Corp.
  7.875%, 2/15/09                                       2,270         2,088,400
Freeport-McMoRan Copper & Gold, Inc.
  10.125%, 2/01/10                                      2,125         2,422,500
Ispat Inland ULC
  9.75%, 4/01/14(a)                                     2,310         2,413,950
Russel Metals, Inc.
  6.375%, 3/01/14(a)                                    2,105         2,168,150
                                                                  -------------
                                                                      9,093,000
                                                                  -------------
Mobile Communications-8.3%
American Cellular Corp.
  Series B
  10.00%, 8/01/11                                       4,455         4,299,075
Dobson Communications
  8.875%, 10/01/13                                      2,145         1,694,550
Inmarsat Finance Plc.
  7.625%, 6/30/12(a)                                    2,490         2,608,275
Iridium LLC/Capital Corp.
  Series B
  14.00%, 7/15/05(e)                                   14,500         1,450,000
MobiFon Holdings BV
  12.50%, 7/31/10                                       6,135         7,085,924
Mobile Telesystems Finance
  8.375%, 10/14/10(a)                                   2,880         3,009,600


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 13

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Nextel Communications
  7.375%, 8/01/15                                     $ 4,895     $   5,323,313
PTC International Finance II, SA
  11.25%, 12/01/09                                      5,435         5,842,625
Rural Cellular Corp.
  8.25%, 3/15/12(a)                                     1,495         1,536,113
  9.75%, 1/15/10                                        8,145         7,330,499
Triton PCS, Inc.
  8.75%, 11/15/11                                       2,705         2,569,750
  9.375%, 2/01/11                                       1,415         1,372,550
Western Wireless Corp.
  9.25%, 7/15/13                                        4,635         4,785,638
                                                                  -------------
                                                                     48,907,912
                                                                  -------------
Paper/Packaging-7.0%
Anchor Glass Container
  11.00%, 2/15/13                                       3,005         3,508,338
Berry Plastics Plc.
  10.75%, 7/15/12                                       2,545         2,894,938
Crown Holdings
  9.50%, 3/01/11                                        2,925         3,297,938
Crown Paper Co.
  11.00%, 9/01/05(e)                                    6,225                -0-
Doman Industries Ltd.
  12.00%, 7/01/04                                       2,585         2,585,000
Georgia-Pacific Corp.
  9.375%, 2/01/13                                       4,185         4,948,763
Graphic Packaging International
  9.50%, 8/15/13                                        4,455         5,056,424
Greif Brothers Corp.
  8.875%, 8/01/12                                       2,025         2,217,375
MDP Acquisitions Plc.
  9.625%, 10/01/12                                      4,320         4,903,200
Norske Skog Canada Ltd.
  Series D
  8.625%, 6/15/11                                       2,405         2,597,400
Owens-Brockway Glass
  8.875%, 2/15/09                                       4,610         5,001,849
Plainwell, Inc.
  Series B
  11.00%, 3/01/08(d)(e)                                 5,000           325,000
Pliant Corp.
  11.125%, 9/01/09                                        835           876,750
  13.00%, 6/01/10                                       2,978         2,590,860
Russell-Stanley Holdings, Inc.
  9.00%, 11/30/08(a)(d)(f)                              2,434           730,178
                                                                  -------------
                                                                     41,534,013
                                                                  -------------

_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Public Utilities - Electric & Gas-6.3%
AES Corp.
  8.75%, 5/15/13(a)                                   $   540     $     596,700
  9.00%, 5/15/15(a)                                     2,470         2,738,612
  10.00%, 7/15/05(a)                                    1,063         1,094,662
Calpine Corp.
  8.50%, 7/15/10(a)                                     7,500         6,937,499
Calpine Generating Co.
  10.25%, 4/01/11(a)                                    1,820         1,733,550
Northwest Pipeline Corp.
  8.125%, 3/01/10                                       1,580         1,753,800
NRG Energy, Inc.
  8.00%, 12/15/13(a)                                    3,055         3,169,563
Ormat Funding Corp.
  8.25%, 12/30/20(a)                                    2,430         2,442,150
Semco Energy
  7.125%, 5/15/08                                         520           548,600
  7.75%, 5/15/13                                          890           952,300
Sierra Pacific Resources
  8.625%, 3/15/14(a)                                    2,095         2,136,900
Southern Natural Gas
  7.35%, 2/15/31                                        2,225         2,147,125
  8.875%, 3/15/10                                       1,780         1,984,700
Williams Cos., Inc.
  8.625%, 6/01/10                                       8,020         8,862,099
                                                                  -------------
                                                                     37,098,260
                                                                  -------------
Publishing-3.9%
American Media, Inc.
  8.875%, 1/15/11                                       2,440         2,433,900
Dex Media East LLC
  9.875%, 11/15/09                                        715           807,950
  12.125%, 11/15/12                                     2,060         2,415,350
Dex Media, Inc.
  8.00%, 11/15/13(a)                                    3,005         2,997,488
Dex Media West LLC
  8.50%, 8/15/10(a)                                       970         1,074,275
  9.875%, 8/15/13(a)                                    3,865         4,309,475
Hollinger International Publishing
  9.00%, 12/15/10                                       2,560         2,828,800
Houghton Mifflin Co.
  8.25%, 2/01/11                                        1,780         1,840,075
PEI Holdings, Inc.
  11.00%, 3/15/10                                       1,330         1,542,800
RH Donnelley Financial Corp.
  10.875%, 12/15/12(a)                                  2,450         2,933,875
                                                                  -------------
                                                                     23,183,988
                                                                  -------------
Restaurants-0.5%
Domino's, Inc.
  8.25%, 7/01/11                                        2,435         2,635,888
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 15

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Service-4.4%
Alderwoods Group
  12.25%, 1/02/09                                     $     1     $         900
Allied Waste North American
  Series B
  10.00%, 8/01/09                                       5,340         5,753,850
Coinmach Corp.
  9.00%, 2/01/10                                        1,640         1,754,800
Global Cash Acc/ Finance
  8.75%, 3/15/12(a)                                     2,080         2,173,600
H&E Equipment/Finance
  11.125%, 6/15/12                                      1,353         1,413,885
Iron Mountain, Inc.
  7.75%, 1/15/15                                        2,225         2,347,375
  8.625%, 4/01/13                                       1,475         1,615,125
National Waterworks, Inc.
  10.50%, 12/01/12                                      1,615         1,833,025
Service Corp. International
  6.75%, 4/01/16(a)                                     2,600         2,626,000
United Rentals North America
  6.50%, 2/15/12(a)                                     3,135         3,135,000
Williams Scotsman, Inc.
  9.875%, 6/01/07                                       3,255         3,271,275
                                                                  -------------
                                                                     25,924,835
                                                                  -------------
Supermarkets & Drugs-2.5%
Couche-Tard
  7.50%, 12/15/13(a)                                    1,850         1,988,750
Pathmark Stores
  8.75%, 2/01/12                                        4,060         4,263,000
Rite Aid Corp.
  9.25%, 6/01/13                                          570           607,050
  9.50%, 2/15/11                                        2,090         2,330,350
  11.25%, 7/01/08                                       1,930         2,137,475
Roundy's, Inc.
  Series B
  8.875%, 6/15/12                                       1,565         1,729,325
Stater Brothers Holdings, Inc.
  10.75%, 8/15/06                                       1,500         1,582,500
                                                                  -------------
                                                                     14,638,450
                                                                  -------------
Technology-0.8%
Flextronics International Ltd.
  6.50%, 5/15/13                                        2,170         2,294,775
SCG Holding & Semiconductor Co.
  12.00%, 8/01/09                                       1,360         1,475,600
  0.00%, 8/04/11(a)                                       750         1,050,000
                                                                  -------------
                                                                      4,820,375
                                                                  -------------
Total Corporate Debt Obligations
  (cost $554,860,459)                                               569,097,399
                                                                  -------------

_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED
STOCKS-3.1%
CSC Holdings, Inc.
  Series H
  11.75%, 10/01/07                                     26,751     $   2,806,180
  Series M
  11.125%, 4/01/08                                     63,650         6,660,972
Intermedia Communication
  Series B
  13.50%, 3/31/09(c)(e)                                     1                22
Paxson Communications
  14.25%, 11/15/06                                        275         2,477,416
Sovereign REIT
  Series A
  12.00%, 8/29/49(a)                                    4,175         6,481,688
                                                                  -------------
Total Non-Convertible Preferred Stocks
  (cost $15,130,273)                                                 18,426,278
                                                                  -------------
COMMON STOCKS(g)-0.1%
Pacific Aerospace & Electronics, Inc.                   1,032                 0
Phase Metrics, Inc.(d)                                216,818            65,045
Safelite Glass Corp. Cl. B(d)                          25,161           241,294
Safelite Realty Corp.(d)                                1,698             1,970
Versatel Telecom International NV                      45,165           106,011
                                                                  -------------
Total Common Stocks
  (cost $2,266,157)                                                     414,320
                                                                  -------------
WARRANTS(g)-0.0%
Chesapeake Energy
  Warrants, expiring 9/01/04                            2,671                27
Harborside Healthcare
  Warrants, expiring 8/01/09                               10                 0
Pliant Corp.
  Warrants, expiring 6/01/10(d)(e)                        200                 2
Safelite Glass Corp.
  Warrants, expiring 9/29/06                           61,663                 0
Safelite Glass Corp. Cl. B
  Warrants, expiring 9/29/07                           41,109                 0
Versatel Telecom International NV
  Warrants, expiring 10/10/04                          45,165             7,770
                                                                  -------------
Total Warrants
  (cost $7,589)                                                           7,799
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 17

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.2%
Time Deposit-0.2%
Bank of New York
  0.50%, 4/01/04
  (cost $1,300,000)                                   $ 1,300     $   1,300,000
                                                                  -------------
Total Investments-99.9%
  (cost $573,564,478)                                               589,245,796
Other assets less liabilities-0.1%                                      751,254
                                                                  -------------
Net Assets-100%                                                   $ 589,997,050
                                                                  =============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $175,361,489 or 29.7% of net assets.

(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rates in effect at March 31, 2004.

(c) Indicates a securities that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(d)  Illiquid security, valued at fair value (see Note A).

(e)  Security is in default and is non-income producing.

(f)  Pay-In-Kind Payments (PIK).

(g)  Non-income producing security.

See notes to financial statements.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $573,564,478)           $ 589,245,796
Cash                                                                     50,425
Interest receivable                                                  12,969,308
Receivable for investment securities sold                             6,139,740
Receivable for capital stock sold                                       427,684
                                                                  -------------
Total assets                                                        608,832,953
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                          15,110,918
Payable for capital stock redeemed                                    1,391,323
Dividends payable                                                     1,284,276
Distribution fee payable                                                306,778
Advisory fee payable                                                    191,091
Accrued expenses                                                        551,517
                                                                  -------------
Total liabilities                                                    18,835,903
                                                                  -------------
Net Assets                                                        $ 589,997,050
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      96,019
Additional paid-in capital                                          919,123,200
Distributions in excess of net investment income                     (2,339,942)
Accumulated net realized loss on investment transactions           (342,563,545)
Net unrealized appreciation of investments                           15,681,318
                                                                  -------------
                                                                  $ 589,997,050
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($89,424,586 / 14,562,571 shares of capital stock issued
  and outstanding)                                                       $ 6.14
Sales charge--4.25% of public offering price                                .27
                                                                         ------
Maximum offering price                                                   $ 6.41
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($261,307,687 / 42,544,036 shares of capital stock issued
  and outstanding)                                                       $ 6.14
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($69,325,501 / 11,282,214 shares of capital stock issued
  and outstanding)                                                       $ 6.14
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($169,939,276 / 27,630,388 shares of capital stock issued
  and outstanding)                                                       $ 6.15
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 19

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)


INVESTMENT INCOME
Interest                                          $ 26,308,155
Dividends                                            1,090,231     $ 27,398,386
                                                  ------------
EXPENSES
Advisory fee                                         2,253,734
Distribution fee--Class A                              140,808
Distribution fee--Class B                            1,381,740
Distribution fee--Class C                              351,878
Transfer agency                                        540,528
Custodian                                              152,715
Printing                                                70,571
Audit and legal                                         62,003
Administrative                                          55,239
Registration                                            47,781
Directors' fees                                          9,723
Miscellaneous                                           12,083
                                                  ------------
Total expenses                                       5,078,803
                                                  ------------
Less: expense waived and reimbursed
  by Adviser (see Note B)                             (430,632)
Less: expense offset arrangement
  (see Note B)                                             (55)
                                                  ------------
Net expenses                                                          4,648,116
                                                                   ------------
Net investment income                                                22,750,270
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
Net realized gain on investment
  transactions                                                        5,755,719
Net change in unrealized
  appreciation/depreciation
  of investments                                                     10,532,653
                                                                   ------------
Net gain on investment transactions                                  16,288,372
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 39,038,642
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                   Six Months      September 1,
                                      Ended          2003 to       Year Ended
                                 March 31, 2004    September 30,    August 31,
                                   (unaudited)        2003*            2003
                                  =============   =============   =============
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
Net investment
  income                          $  22,750,270   $   3,704,596   $  43,552,967
Net realized gain (loss)
  on investment
  transactions                        5,755,719       2,344,725     (22,228,327)
Net change in
  unrealized
  appreciation/
  depreciation of
  investments                        10,532,653       6,635,410      83,517,941
                                  -------------   -------------   -------------
Net increase in net
  assets from
  operations                         39,038,642      12,684,731     104,842,581

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                            (3,811,159)       (725,109)     (8,515,054)
  Class B                           (10,366,848)     (1,734,267)    (20,856,236)
  Class C                            (2,641,275)       (419,583)     (4,386,336)
  Advisor Class                      (6,722,955)     (1,019,771)    (10,588,413)
Tax return of capital
  Class A                                    -0-             -0-       (642,058)
  Class B                                    -0-             -0-     (1,572,615)
  Class C                                    -0-             -0-       (330,741)
  Advisor Class                              -0-             -0-       (798,394)

CAPITAL STOCK
TRANSACTIONS
Net increase
  (decrease)                        (11,740,599)    (46,384,493)     93,355,701
                                  -------------   -------------   -------------
Total increase
  (decrease)                          3,755,806     (37,598,492)    150,508,435

NET ASSETS
Beginning of period                 586,241,244     623,839,736     473,331,301
                                  -------------   -------------   -------------
End of period
  (including
  distributions in
  excess of net
  investment income
  of ($2,339,942),
  ($1,547,975) and
  ($1,721,548),
  respectively)                   $ 589,997,050   $ 586,241,244   $ 623,839,736
                                  =============   =============   =============


*  The Fund changed its fiscal year end from August 31 to September 30.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein High Yield Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered principally to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, if any. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities for financial statement reporting purposes only.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from August 31 to September 30. Accordingly, the statement of changes in net assets and financial highlights include the period from September 1, 2003 to September 30, 2003.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 1.70%, 2.40%, 2.40% and 1.40% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended March 31, 2004, such reimbursement amounted to $55,714.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. Through March 31, 2004, such waiver amounted to $374,918. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $55,239 to the Adviserrepresenting the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended March 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $315,876 for the six months ended March 31, 2004.

For the six months ended March 31, 2004, the Fund's expenses were reduced by $55 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $8,294 from the sale of Class A shares and received $26,996, $201,267 and $4,837 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2004.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $23,761,117 and $1,670,939 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S.government securities)                     $ 193,397,378    $ 194,235,647
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:


Gross unrealized appreciation                                     $  46,583,865
Gross unrealized depreciation                                       (30,902,547)
                                                                  -------------
Net unrealized appreciation                                       $  15,681,318
                                                                  =============

1. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                                     Shares
                                 -----------------------------------------------
                                 Six Months Ended   September 1,
                                      March 31,       2003 to       Year Ended
                                        2004       September 30,     August 31,
                                    (unaudited)        2003*            2003
                                 ---------------   -------------   -------------
CLASS A
Shares sold                           4,004,400         677,051      50,695,774
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions        312,007          63,897         862,968
-------------------------------------------------------------------------------
Shares converted from Class B           747,914         125,858         655,310
-------------------------------------------------------------------------------
Shares redeemed                      (5,622,314)     (8,576,569)    (42,975,793)
-------------------------------------------------------------------------------
Net increase (decrease)                (557,993)     (7,709,763)      9,238,259
===============================================================================

CLASS B
Shares sold                           3,847,071         746,569      12,402,338
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions        830,209         160,331       1,659,855
-------------------------------------------------------------------------------
Shares converted to Class A            (747,626)       (125,865)       (655,124)
-------------------------------------------------------------------------------
Shares redeemed                      (8,098,244)     (1,029,930)    (14,561,280)
-------------------------------------------------------------------------------
Net decrease                         (4,168,590)       (248,895)     (1,154,211)
===============================================================================

CLASS C
Shares sold                           2,239,348         496,567       6,117,854
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions        238,396          45,464         414,763
-------------------------------------------------------------------------------
Shares redeemed                      (2,560,213)       (426,585)     (4,367,013)
-------------------------------------------------------------------------------
Net increase (decrease)                 (82,469)        115,446       2,165,604
===============================================================================

ADVISOR CLASS
Shares sold                           2,914,820         402,855       9,207,882
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      1,068,188         171,848       1,970,551
-------------------------------------------------------------------------------
Shares redeemed                      (1,062,583)       (508,956)     (4,506,897)
-------------------------------------------------------------------------------
Net increase                          2,920,425          65,747       6,671,536
===============================================================================

*  The Fund changed its fiscal year end from August 31 to September 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 27

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                                                     Amount
                                 -----------------------------------------------
                                Six Months Ended    September 1,
                                    March 31,         2003 to       Year Ended
                                      2004         September 30,     August 31,
                                   (unaudited)         2003*            2003
                                 ---------------   -------------   -------------
CLASS A
Shares sold                        $ 24,638,144    $  4,030,232    $285,082,432
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      1,915,285         383,383       4,869,711
-------------------------------------------------------------------------------
Shares converted from Class B         4,593,575         753,221       3,752,150
-------------------------------------------------------------------------------
Shares redeemed                     (34,657,869)    (51,152,833)   (243,995,302)
-------------------------------------------------------------------------------
Net increase (decrease)            $ (3,510,865)   $(45,985,997)   $ 49,708,991
===============================================================================

CLASS B
Shares sold                        $ 23,564,561    $  4,457,021    $ 69,949,041
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      5,098,923         963,590       9,280,274
-------------------------------------------------------------------------------
Shares converted to Class A          (4,593,575)       (753,221)     (3,752,150)
-------------------------------------------------------------------------------
Shares redeemed                     (49,742,756)     (6,150,066)    (81,250,801)
-------------------------------------------------------------------------------
Net decrease                       $(25,672,847)   $ (1,482,676)   $ (5,773,636)
===============================================================================

CLASS C
Shares sold                        $ 13,756,434    $  2,964,286    $ 34,736,639
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      1,464,652         273,238       2,328,284
-------------------------------------------------------------------------------
Shares redeemed                     (15,740,894)     (2,550,133)    (24,637,428)
-------------------------------------------------------------------------------
Net increase (decrease)            $   (519,808)   $    687,391    $ 12,427,495
===============================================================================

ADVISOR CLASS
Shares sold                        $ 17,946,543    $  2,407,572    $ 51,742,395
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      6,568,827       1,032,803      11,021,245
-------------------------------------------------------------------------------
Shares redeemed                      (6,552,449)     (3,043,586)    (25,770,789)
-------------------------------------------------------------------------------
Net increase                       $ 17,962,921    $    396,789    $ 36,992,851
===============================================================================

*  The Fund changed its fiscal year end from August 31 to September 30.


NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2004.

NOTE H

Distributions To Shareholders

The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended September 30, 2003 and fiscal years ended August 31, 2003 and August 31, 2002 were as follows:


                               September 1,
                                 2003 to       Year Ended      Year Ended
                               September 30,    August 31,      August 31,
                                   2003            2003            2002
                              =============   =============   =============
Distributions paid from:
  Ordinary income             $   3,898,730   $  44,346,039   $  49,410,078(a)
                              -------------   -------------   -------------
Total taxable
  distributions                   3,898,730      44,346,039      49,410,078(a)
Tax return of capital                    -0-      3,343,808       1,406,171(a)
                              -------------   -------------   -------------
Total distributions
  paid                        $   3,898,730   $  47,689,847   $  50,816,249(a)
                              =============   =============   =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 29

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                      $ (346,942,944)(b)
Unrealized appreciation/(depreciation)                         3,435,418(c)
                                                          --------------
Total accumulated earnings/(deficit)                      $ (343,507,526)
                                                          ==============

(a) Total distributions paid differ from the statement of changes in net assets because for tax purposes dividends are recognized when actually paid.

(b) On September 30, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $346,942,944 of which $7,232,173 expires in the year 2006, $46,562,845 expires in the year 2007, $69,495,145 expires in the year 2008, $138,621,046 expires in the year 2009, $80,368,329 expires in the year 2010 and $4,663,406 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 31

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                  Class A
                          ----------------------------------------------------------------------------------------
                           Six Months
                             Ended      September
                           March 31,    1, 2003 to                      Year Ended August 31,
                             2004       September   --------------------------------------------------------------
                          (unaudited)   30, 2003(a)     2003        2002(b)      2001         2000         1999
                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
  beginning of period         $5.98       $5.90        $5.33        $6.49        $8.10        $9.47       $10.76

INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income(c)                     .24         .04          .48          .60          .76          .92         1.02
Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .17         .08          .61        (1.16)       (1.50)       (1.26)       (1.08)
Net increase (decrease)
  in net asset value
  from operations               .41         .12         1.09         (.56)        (.74)        (.34)        (.06)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income            (.25)       (.04)        (.49)        (.58)        (.72)        (.98)       (1.02)
Distributions in excess
  of net investment
  income                         -0-         -0-          -0-          -0-          -0-          -0-        (.05)
Tax return of capital            -0-         -0-        (.03)        (.02)        (.15)        (.05)        (.01)
Distributions from net
  realized gain on
  investments                    -0-         -0-          -0-          -0-          -0-          -0-        (.15)
Total dividends and
  distributions                (.25)       (.04)        (.52)        (.60)        (.87)       (1.03)       (1.23)
Net asset value, end of
  period                      $6.14       $5.98        $5.90        $5.33        $6.49        $8.10        $9.47

TOTAL RETURN
Total investment return
  based on net asset
  value(d)                     6.91%       2.03%       21.38%       (9.14)%      (9.39)%      (3.79)%       (.58)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end
  of period
  (000's omitted)           $89,425     $90,466     $134,674      $72,455      $78,053      $83,645     $102,400
Ratio to average net
  assets of:
  Expenses, net of
    waivers/
    reimbursements             1.22%(e)    1.63%(e)     1.38%        1.43%        1.34%        1.33%        1.31%
  Expenses, before
    waivers/
    reimbursements             1.36%(e)    1.63%(e)     1.38%        1.43%        1.34%        1.33%        1.31%
  Net investment
    income                     7.77%(e)    7.60%(e)     8.33%       10.06%       10.62%       10.92%       10.21%
Portfolio turnover rate          33%         10%         123%          57%          98%         102%         182%



See footnote summary on page 37.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 33

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                  Class B
                          ----------------------------------------------------------------------------------------
                          Six Months
                            Ended       September
                           March 31,    1, 2003 to                     Year Ended August 31,
                            2004       September    --------------------------------------------------------------
                         (unaudited)   30, 2003(a)     2003        2002(b)      2001         2000         1999
                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
  beginning of period         $5.99       $5.90        $5.33        $6.50        $8.10        $9.46       $10.75

INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income(c)                     .23         .03          .43          .56          .70          .86          .95
Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .15         .10          .62        (1.17)       (1.48)       (1.26)       (1.08)
Net increase (decrease)
  in net asset value
  from operations               .38         .13         1.05         (.61)        (.78)        (.40)        (.13)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income            (.23)       (.04)        (.45)        (.54)        (.68)        (.91)        (.95)
Distributions in excess
  of net investment
  income                         -0-         -0-          -0-          -0-          -0-          -0-        (.05)
Tax return of capital            -0-         -0-        (.03)        (.02)        (.14)        (.05)        (.01)
Distributions from net
  realized gain on
  investments                    -0-         -0-          -0-          -0-          -0-          -0-        (.15)
Total dividends and
  distributions                (.23)       (.04)        (.48)        (.56)        (.82)        (.96)       (1.16)
Net asset value,
  end of period               $6.14       $5.99        $5.90        $5.33        $6.50        $8.10        $9.46

TOTAL RETURN
Total investment return
  based on net asset
  value(d)                     6.40%       2.15%       20.55%       (9.94)%      (9.94)%      (4.40)%      (1.26)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end
  of period
  (000's omitted)          $261,308    $279,666     $277,190     $256,533     $356,062     $421,105     $527,337
Ratio to average net
  assets of:
  Expenses, net of
    waivers/
    reimbursements             1.93%(e)    2.40%(e)     2.11%        2.15%        2.06%        2.04%        2.03%
  Expenses, before
    waivers/
    reimbursements             2.08%(e)    2.42%(e)     2.11%        2.15%        2.06%        2.04%        2.03%
  Net investment
    income                     7.52%(e)    7.11%(e)     7.79%        9.34%        9.97%       10.21%        9.52%
Portfolio turnover rate          33%         10%         123%          57%          98%         102%         182%




See footnote summary on page 37.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                   Class C
                          ----------------------------------------------------------------------------------------
                          Six Months
                            Ended       September
                           March 31,    1, 2003 to                   Year Ended August 31,
                             2004      September    --------------------------------------------------------------
                         (unaudited)   30, 2003(a)     2003        2002(b)       2001         2000         1999
                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
  beginning of period         $5.99       $5.90        $5.33        $6.50        $8.10        $9.47       $10.75

INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income(c)                     .22         .03          .43          .56          .70          .86          .95
Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .16         .10          .62        (1.17)       (1.48)       (1.27)       (1.07)
Net increase (decrease)
  in net asset value
  from operations               .38         .13         1.05         (.61)        (.78)        (.41)        (.12)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income            (.23)       (.04)        (.45)        (.54)        (.68)        (.91)        (.95)
Distributions in excess
  of net investment
  income                         -0-         -0-          -0-          -0-          -0-          -0-        (.05)
Tax return of capital            -0-         -0-        (.03)        (.02)        (.14)        (.05)        (.01)
Distributions from net
  realized gain on
  investments                    -0-         -0-          -0-          -0-          -0-          -0-        (.15)
Total dividends and
  distributions                (.23)       (.04)        (.48)        (.56)        (.82)        (.96)       (1.16)
Net asset value,
  end of period               $6.14       $5.99        $5.90        $5.33        $6.50        $8.10        $9.47

TOTAL RETURN
Total investment return
  based on net asset
  value(d)                     6.40%       2.15%       20.54%       (9.94)%      (9.94)%      (4.51)%      (1.16)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end
  of period
  (000's omitted)           $69,325     $68,068      $66,427      $48,448      $67,360      $79,826      $99,927
Ratio to average net
  assets of:
  Expenses, net of
    waivers/
    reimbursements             1.92%(e)    2.40%(e)     2.10%        2.14%        2.04%        2.03%        2.02%
  Expenses, before
    waivers/
    reimbursements             2.07%(e)    2.41%(e)     2.10%        2.14%        2.04%        2.03%        2.02%
  Net investment
    income                     7.21%(e)    7.11%(e)     7.72%        9.35%        9.97%       10.23%        9.54%
Portfolio turnover rate          33%         10%         123%          57%          98%         102%         182%



See footnote summary on page 37.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 35

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                               Advisor Class
                          ----------------------------------------------------------------------------------------
                         Six Months
                            Ended      September
                           March 31,    1, 2003 to                       Year Ended August 31,
                             2004       September   --------------------------------------------------------------
                         (unaudited)   30, 2003(a)     2003        2002(b)       2001         2000         1999
                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
  beginning of period         $5.99       $5.91        $5.34        $6.50        $8.10        $9.47       $10.76

INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income(c)                     .24         .04          .49          .62          .70          .95         1.06
Net realized and
  unrealized gain (loss)
  on investment
  transactions                  .18         .08          .61        (1.16)       (1.40)       (1.27)       (1.09)
Net increase (decrease)
  in net asset value
  from operations               .42         .12         1.10         (.54)        (.70)        (.32)        (.03)

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income            (.26)       (.04)        (.50)        (.61)        (.74)       (1.00)       (1.06)
Distributions in excess
  of net investment
  income                         -0-         -0-          -0-          -0-          -0-          -0-        (.04)
Tax return of capital            -0-         -0-        (.03)        (.01)        (.16)        (.05)        (.01)
Distributions from net
  realized gain on
  investments                    -0-         -0-          -0-          -0-          -0-          -0-        (.15)
Total dividends and
  distributions                (.26)       (.04)        (.53)        (.62)        (.90)       (1.05)       (1.26)
Net asset value,
  end of period               $6.15       $5.99        $5.91        $5.34        $6.50        $8.10        $9.47

TOTAL RETURN
Total investment return
  based on net asset
  value(d)                     7.04%       2.05%       21.73%       (8.82)%      (8.96)%      (3.47)%       (.28)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end
  of period
  (000's omitted)          $169,939    $148,041     $145,549      $95,895      $27,762       $2,441       $3,564
Ratio to average net
  assets of:
  Expenses, net of
    waivers/
    reimbursements              .91%(e)    1.40%(e)     1.09%        1.16%        1.04%        1.01%        1.03%
  Expenses, before
    waivers/
    reimbursements             1.05%(e)    1.40%(e)     1.09%        1.16%        1.04%        1.01%        1.03%
  Net investment
    income                     7.70%(e)    8.12%(e)     8.72%       10.43%       10.92%       11.20%       10.58%
Portfolio turnover rate          33%         10%         123%          57%          98%         102%         182%



See footnote summary on page 37.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


(a)  The Fund changed its fiscal year end from August 31 to September 30.

(b) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended August 31, 2002, the effect of this change to Class A, B, C and Advisor Class was to decrease net investment income per share by $.01 and decrease net realized and unrealized loss on investment transactions per share by $.01. Consequently, the ratio of net investment income to average net assets decreased from 10.19% to 10.06% for Class A, from 9.47% to 9.34% for Class B, from 9.47% to 9.35% for Class C and from 10.56% to 10.43% for Advisor Class. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 37

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Michael A. Snyder(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10038


(1)  Member of the Audit Committee.

(2) Mr Snyder is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN HIGH YIELD FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN HIGH YIELD FUND o 39

NOTES


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN HIGH YIELD FUND

ALLIANCEBERNSTEIN HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


HIYSR0304



ITEM 2. CODE OF ETHICS.


Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

   Exhibit No.       DESCRIPTION OF EXHIBIT
   -----------       ----------------------
   11 (b) (1)        Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

   11 (b) (2)        Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

   11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004